Segment and Revenue by Geography and By Major Customer - Schedule of Supplemental Data - Major Customers (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer A [Member] | Accounts Receivable [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration Risk, Percentage	18.00%	0.00%
Customer B [Member] | Accounts Receivable [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration Risk, Percentage	16.00%	10.00%
Customer B [Member] | Revenue Benchmark [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration Risk, Percentage	10.00%	8.00%	7.00%
Customer C [Member] | Accounts Receivable [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration Risk, Percentage	14.00%	19.00%
Customer C [Member] | Revenue Benchmark [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration Risk, Percentage	15.00%	17.00%	7.00%
Customer D [Member] | Accounts Receivable [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration Risk, Percentage	14.00%	3.00%
Customer D [Member] | Revenue Benchmark [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration Risk, Percentage	13.00%	2.00%	0.00%
Customer E [Member] | Accounts Receivable [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration Risk, Percentage	3.00%	11.00%
Customer E [Member] | Revenue Benchmark [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration Risk, Percentage	6.00%	11.00%	12.00%
Customer F [Member] | Accounts Receivable [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration Risk, Percentage	0.00%	11.00%
Customer F [Member] | Revenue Benchmark [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration Risk, Percentage	5.00%	5.00%	10.00%
Customer G [Member] | Revenue Benchmark [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration Risk, Percentage	9.00%	8.00%	10.00%